Schedule of Investments
July 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.08%
Brazil–10.06%
CIA Hering	63,100	$529,092
EcoRodovias Infraestrutura e Logistica S.A.	156,900	484,306
ENGIE Brasil Energia S.A.	38,500	486,956
Mahle-Metal Leve S.A.	14,200	91,644
Qualicorp Consultoria e Corretora de Seguros S.A.	52,100	303,343
Sao Martinho S.A.	41,400	219,239
TOTVS S.A.	19,100	242,732
Transmissora Alianca de Energia Eletrica S.A.(a)	71,700	522,671
Tupy S.A.	69,100	347,822
		3,227,805
Chile–1.38%
AES Gener S.A.	255,924	64,158
Aguas Andinas S.A., Class A	217,894	121,959
CAP S.A.	14,010	143,677
Cia Cervecerias Unidas S.A., ADR	4,086	114,245
		444,039
China–16.07%
Anhui Conch Cement Co. Ltd., Class A	68,300	390,367
Autohome, Inc., ADR(b)	4,775	405,875
China Mobile Ltd.	41,500	353,255
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	104,800	444,513
China Telecom Corp. Ltd., Class H	804,000	360,367
Chlitina Holding Ltd.	20,000	157,347
Daqin Railway Co. Ltd., Class A	359,200	411,649
Henan Shuanghui Investment & Development Co., Ltd., Class A	109,300	379,790
Maanshan Iron & Steel, Class A	769,600	327,678
Sany Heavy Industry Co. Ltd., Class A	249,500	508,992
Sinopec Shanghai Petrochemical Co. Ltd., Class A	600,500	414,425
Weichai Power Co., Ltd., Class A	221,400	388,944
Yantai Changyu Pioneer Wine Co. Ltd., Class B	64,900	138,192
Zoomlion Heavy Industry Science and Technology Co., Ltd.	533,200	475,477
		5,156,871
India–11.57%
Bajaj Auto Ltd.	10,336	376,836
Bharti Infratel Ltd.	103,942	370,677
Colgate-Palmolive (India) Ltd.	23,884	411,614
Hero MotoCorp Ltd.	10,660	364,541
InterGlobe Aviation Ltd., REGS(c)	20,470	465,040
ITC Ltd.	104,343	408,581
Shares		Value
India–(continued)
NHPC Ltd.	660,346	$212,697
NMDC Ltd.	284,594	449,364
Power Finance Corp. Ltd.(b)	265,111	422,771
Sun TV Network Ltd.	33,520	229,043
		3,711,164
Indonesia–2.23%
PT Bukit Asam Tbk	1,638,800	320,079
PT United Tractors Tbk	221,900	394,574
		714,653
Malaysia–2.32%
British American Tobacco Malaysia Bhd.	15,400	84,189
Carlsberg Brewery Malaysia Bhd.	19,600	114,232
MISC Bhd.	79,600	139,442
Petronas Dagangan Bhd.	31,300	178,085
PPB Group Bhd.	14,200	64,278
Supermax Corp. Bhd.	409,200	164,154
		744,380
Mexico–6.41%
Alfa, S.A.B. de C.V., Class A	388,400	336,439
Coca-Cola FEMSA, S.A.B. de C.V., Series L	60,300	370,980
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	73,900	455,075
Megacable Holdings S.A.B. de C.V., Series CPO(d)	99,700	424,683
Wal-Mart de Mexico S.A.B. de C.V., Series V	158,900	468,812
		2,055,989
Pakistan–0.73%
Engro Fertilizers Ltd.	379,000	152,927
Fauji Fertilizer Co. Ltd.	133,500	79,712
		232,639
Poland–1.84%
Play Communications S.A., REGS(c)	21,548	174,769
Powszechny Zaklad Ubezpieczen S.A.	38,657	416,604
		591,373
Russia–6.34%
LUKOIL PJSC, ADR	5,886	483,933
MMC Norilsk Nickel PJSC, ADR	21,893	499,379
Rosseti PJSC	23,598,000	441,283
Tatneft PJSC, ADR	6,879	482,906
Unipro PJSC	3,070,000	128,249
		2,035,750
South Africa–5.01%
African Rainbow Minerals Ltd.	16,870	208,482
Anglo American Platinum Ltd.	4,530	269,011

See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Emerging Markets Fund

Shares		Value
South Africa–(continued)
Astral Foods Ltd.	31,170	$354,624
Kumba Iron Ore Ltd.	13,026	431,552
Reunert Ltd.	54,452	246,731
Tsogo Sun Gaming Ltd.	98,915	96,540
		1,606,940
South Korea–14.69%
Binggrae Co. Ltd.	2,987	163,813
Boryung Pharmaceutical Co., Ltd.	10,912	107,292
Cheil Worldwide, Inc.	13,677	312,383
Chong Kun Dang Pharmaceutical Corp.	4,665	343,643
Daeduck Electronics Co., Ltd.	9,172	78,871
Daelim Industrial Co. Ltd.	4,512	401,524
Daesang Corp.	7,293	146,804
Daewon Pharmaceutical Co., Ltd.	8,627	107,122
Dong-A ST Co., Ltd.	1,679	130,205
Grand Korea Leisure Co., Ltd.	3,397	53,010
Kia Motors Corp.	13,236	485,110
Korea United Pharm., Inc.	8,850	151,779
KT&G Corp.	4,566	371,222
Kwang Dong Pharmaceutical Co., Ltd.	14,396	82,194
LG Uplus Corp.	37,081	406,406
Lotte Food Co., Ltd.	203	83,152
Orion	4,451	58,392
Partron Co. Ltd.	22,702	274,006
Samjin Pharmaceutical Co., Ltd.	10,328	236,318
Seoul Semiconductor Co. Ltd.	3,700	50,305
SFA Engineering Corp.	8,354	263,808
SK Telecom Co., Ltd.	1,935	404,682
		4,712,041
Taiwan–5.89%
Asia Cement Corp.	243,000	326,168
Shares		Value
Taiwan–(continued)
Chipbond Technology Corp.	209,000	$419,080
Eva Airways Corp.	357,000	167,542
Lite-On Technology Corp.	59,000	83,607
Makalot Industrial Co., Ltd.	54,600	319,369
Radiant Opto-Electronics Corp.	126,000	495,249
Syncmold Enterprise Corp.	31,500	79,082
		1,890,097
Thailand–5.76%
Advanced Info Service PCL	68,300	472,158
Electricity Generating PCL, Foreign Shares	44,100	471,011
GFPT PCL, Foreign Shares	165,482	97,241
Major Cineplex Group PCL, Foreign Shares	81,100	76,793
PTT Exploration & Production PCL, Foreign Shares	104,800	461,040
Sri Trang Agro-Industry PCL, Foreign Shares	438,800	169,162
Thai Vegetable Oil PCL	108,500	101,453
		1,848,858
Turkey–3.34%
BIM Birlesik Magazalar A.S.	30,674	257,086
Soda Sanayii A.S.	364,486	398,836
Tekfen Holding A.S.	98,591	416,469
		1,072,391
United Arab Emirates–0.91%
Air Arabia PJSC(b)	956,648	292,734
United States–1.53%
JBS S.A.	75,000	489,342
TOTAL INVESTMENTS IN SECURITIES—96.08% (Cost $31,681,122)		30,827,066
OTHER ASSETS LESS LIABILITIES–3.92%		1,259,387
NET ASSETS–100.00%		$32,086,453
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
REGS	– Regulation S
Notes to Schedule of Investments:
(a)	Each unit represents two preferred shares and one common share.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $639,809, which represented 1.99% of the Fund’s Net Assets.
(d)	Each CPO represents two Series A shares.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Mini Index	14	September-2019	$717,920	$(4,084)	$(4,084)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Emerging Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$3,227,805	$—	$—	$3,227,805
Chile	444,039	—	—	444,039
China	405,875	4,750,996	—	5,156,871
India	—	3,711,164	—	3,711,164
Indonesia	—	714,653	—	714,653
Malaysia	—	744,380	—	744,380
Mexico	2,055,989	—	—	2,055,989
Pakistan	—	232,639	—	232,639
Poland	—	591,373	—	591,373
Russia	982,285	1,053,465	—	2,035,750
South Africa	—	1,606,940	—	1,606,940
South Korea	—	4,712,041	—	4,712,041
Taiwan	—	1,890,097	—	1,890,097
Thailand	1,848,858	—	—	1,848,858
Turkey	—	1,072,391	—	1,072,391
United Arab Emirates	—	292,734	—	292,734
United States	489,342	—	—	489,342
Total Investments in Securities	9,454,193	21,372,873	—	30,827,066
Other Investments - Liabilities*
Futures Contracts	(4,084)	—	—	(4,084)
Total Investments	$9,450,109	$21,372,873	$—	$30,822,982

*	Unrealized appreciation (depreciation).
Invesco Low Volatility Emerging Markets Fund